                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-08455

              Morgan Stanley Limited Duration U.S. Government Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: November 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:


In this report, you'll learn about how your investment in Morgan Stanley Limited Duration U.S. Government Trust (formerly Morgan Stanley Limited Duration U.S. Treasury Trust)* performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.
* THE FUND'S NAME CHANGE WAS EFFECTIVE NOVEMBER 22, 2006.

FUND REPORT

For the six months ended November 30, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2006

        MORGAN STANLEY      LEHMAN BROTHERS 1-3         LIPPER SHORT
      LIMITED DURATION     YEAR U.S. GOVERNMENT        U.S. TREASURY
 U.S. GOVERNMENT TRUST            BOND INDEX(1)     FUNDS AVERAGE(2)

                 2.47%                    3.17%               2.96%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") raised the federal funds target rate by 25 basis points at its June meeting, but chose to pause in its tightening campaign at subsequent meetings, leaving the rate unchanged at 5.25 percent for the duration of the reporting period. Comments made by Fed members indicated that they will rely heavily on economic data when making future decisions concerning the direction of interest rates, perhaps more so now than at anytime over the past few years.

At first glance, the third quarter of 2006 gross domestic product (GDP) report was disappointing, with the real economy expanding at a 1.6 percent annualized rate - its weakest showing in three years. Further analysis, however, suggests a more favorable view of the economy. Although housing was a drag on GDP to the tune of approximately one full percentage point during the third quarter of this year, this was far from a crushing blow to the economy, which has been growing at or above its long-term potential growth rate for the past few years. There is also evidence that home sellers are either withdrawing inventory from the market or adjusting asking prices, both of which should limit the severity and longevity of the current housing correction. Moreover, the so-called negative wealth effect caused by lower home prices is open to debate; empirical evidence has shown that the assumed relationships between mortgage equity withdrawals and consumer spending are unstable in both the short and the long term. Further analysis of the third quarter GDP report also revealed strong gains in both non-residential real restate and in real equipment spending, suggesting that there is more to the report than meets the eye, especially when evaluated within the context of other economic barometers.

The change in the Fed's stance during the period led to an improved outlook for the fixed-income market. Yields on U.S. Treasury securities - particularly those on the long end of the yield curve - declined. Accordingly, the spread between short-term and long-term Treasury yields narrowed, causing the yield curve to flatten.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration U.S. Government Trust underperformed the Lehman Brothers 1-3 Year U.S. Government Bond Index and the Lipper Short U.S. Treasury Funds Average for the six months ended November 30, 2006.

Because of their high sensitivity to fluctuating interest rates and their relatively low yields, U.S. Treasury securities lagged other sectors of the market, including other areas of the government securities market (for example, mortgage securities and securities issued by government agencies). The Fund's mandated focus on short-term U.S. Treasuries (in effect until November 22, 2006) kept it from participating in the relatively stronger performance of agency issues and other U.S. government securities, and was a key driver of its underperformance relative to the Lehman Brothers 1-3 Year U.S. Government Bond Index.

Regarding the Fund's interest-rate positioning, we kept the portfolio's duration*, or sensitivity to interest rates, below that of the Lehman Brothers 1-3 Year U.S. Government Bond Index. This conservative positioning was advantageous early in the reporting period when interest rates rose, but detracted from returns for the remainder of the period as rates declined.

Effective November 22, 2006, the name of the Fund was changed and the U.S. Treasury security-only investment restriction was lifted to allow for investment in all U.S. government sectors. At of the end of the month the portfolio was in the process of restructuring and as such, remained invested entirely in U.S. Treasury securities.
----------------------------------------------------
There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   PORTFOLIO COMPOSITION
   US Treasuries                                      88%
   Short-Term Paper                                    12

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                           100%

Data as of November 30, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS SUBSTANTIALLY ALL OF ITS NET ASSETS IN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. THESE SECURITIES MAY INCLUDE MORTGAGE-RELATED SECURITIES SUCH AS COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) AND PREPAYMENT SENSITIVE MORTGAGE DERIVATIVES (SUCH AS INTEREST ONLY (IOS) OR PRINCIPAL ONLY (POS) CMOS), WHICH WOULD BE LIMITED TO A COMBINED AMOUNT OF 10 PERCENT OF THE FUND'S NET ASSETS. THE FUND MAY ALSO INVEST IN U.S. TREASURY SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN AN OVERALL DURATION OF THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU

MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2006

                                         Since
                                    (08/13/91)
   SYMBOL                                LDTRX
   1 YEAR                                 3.54%(3)
   5 YEARS                                1.94(3)
   10 YEARS                               3.76(3)
   SINCE INCEPTION                        4.30(3)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Lehman Brothers 1-3 Year U.S. Government Bond Index is a sub-index of the Lehman Brothers U.S. Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Short U.S. Treasury Funds Average tracks the performance of all funds in the Lipper Short U.S. Treasury Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

(3) Figure shown assumes reinvestment of all distributions. There is no sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/06 - 11/30/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             06/01/06 -
                                                                     06/01/06            11/30/06             11/30/06
                                                                   -------------       -------------       ---------------
Actual (2.47% return).......................................         $1,000.00           $1,024.70              $4.31
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.81              $4.31

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Limited Duration U.S. Government Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                            DESCRIPTION
 AMOUNT IN                                AND                                  COUPON
 THOUSANDS                           MATURITY DATE                              RATE               VALUE
------------------------------------------------------------------------------------------------------------
              U.S. Government Obligations (87.7%)
              U.S. Treasury Notes
 $ 74,810     08/15/07....................................................       2.75%         $ 73,690,842
   69,000     02/15/08....................................................       3.375           67,900,347
    8,000     05/15/08....................................................       5.625            8,106,568
  184,910     11/15/08....................................................  3.375 - 4.75        184,625,765
    5,950     02/28/11....................................................       4.50             5,963,483
                                                                                               ------------
              Total U.S. Government Obligations (Cost $340,274,604)......................       340,287,005
                                                                                               ------------
              Short-Term Investments (a) (12.0%)
              U.S. Government Obligations
              U.S. Treasury Bills
   29,125     12/15/06....................................................       5.215           29,065,933
   17,400     12/28/06....................................................       5.14            17,332,923
                                                                                               ------------
              Total Short-Term Investments (Cost $46,398,856)............................        46,398,856
                                                                                               ------------
              Total Investments (Cost $386,673,460) (b)...................      99.7%           386,685,861

              Other Assets in Excess of Liabilities.......................       0.3              1,053,685
                                                                            -------------      ------------
              Net Assets..................................................     100.0%          $387,739,546
                                                                            =============      ============

---------------------

    (a) Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $663,007 and the aggregate gross unrealized depreciation is $650,606, resulting in net unrealized appreciation of $12,401.

                       See Notes to Financial Statements
 8

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $386,673,460).......................................  $386,685,861
Cash........................................................        24,048
Receivable for:
    Investments sold........................................    29,070,625
    Interest................................................     1,743,293
    Shares of beneficial interest sold......................        15,202
Prepaid expenses and other assets...........................        34,485
                                                              ------------
    Total Assets............................................   417,573,514
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    29,065,933
    Shares of beneficial interest redeemed..................       351,172
    Distribution fee........................................       113,455
    Investment advisory fee.................................        87,522
    Dividends to shareholders...............................        80,539
    Administration fee......................................        25,932
    Transfer agent fee......................................        11,047
Accrued expenses and other payables.........................        98,368
                                                              ------------
    Total Liabilities.......................................    29,833,968
                                                              ------------
    Net Assets..............................................  $387,739,546
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $473,908,432
Net unrealized appreciation.................................        12,401
Dividends in excess of net investment income................      (267,999)
Accumulated net realized loss...............................   (85,913,288)
                                                              ------------
    Net Assets..............................................  $387,739,546
                                                              ============
Net Asset Value Per Share
42,898,349 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................         $9.04
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $10,824,373
                                                              -----------
Expenses
Distribution fee............................................      840,399
Investment advisory fee.....................................      648,308
Transfer agent fees and expenses............................      214,416
Administration fee..........................................      192,091
Shareholder reports and notices.............................       43,556
Professional fees...........................................       38,368
Registration fees...........................................       18,310
Custodian fees..............................................       13,056
Trustees' fees and expenses.................................        5,445
Other.......................................................       20,897
                                                              -----------
    Total Expenses..........................................    2,034,846

Less: expense offset........................................       (1,673)
                                                              -----------
    Net Expenses............................................    2,033,173
                                                              -----------
    Net Investment Income...................................    8,791,200
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (1,628,012)
Net change in unrealized depreciation.......................    4,459,780
                                                              -----------
    Net Gain................................................    2,831,768
                                                              -----------
Net Increase................................................  $11,622,968
                                                              ===========

                       See Notes to Financial Statements
 10

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              NOVEMBER 30, 2006   MAY 31, 2006
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $   8,791,200     $  15,732,838
Net realized loss...........................................       (1,628,012)       (8,016,733)
Net change in unrealized depreciation.......................        4,459,780           358,729
                                                                -------------     -------------
    Net Increase............................................       11,622,968         8,074,834

Dividends to shareholders from net investment income........       (8,918,694)      (18,953,918)

Net decrease from transactions in shares of beneficial
  interest..................................................     (152,640,056)     (113,461,061)
                                                                -------------     -------------
    Net Decrease............................................     (149,935,782)     (124,340,145)
Net Assets:
Beginning of period.........................................      537,675,328       662,015,473
                                                                -------------     -------------
End of Period
(Including dividends in excess of net investment income of
$267,999 and $140,505, respectively)........................    $ 387,739,546     $ 537,675,328
                                                                =============     =============

                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration U.S. Government Trust (the "Fund"), formerly Morgan Stanley Limited Duration U.S. Treasury Trust (the Fund's name changed effective November 22, 2006), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek current income, preservation of principal and liquidity. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.27% to the portion of the daily net assets not exceeding $1 billion and 0.25% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended November 30, 2006, the distribution fee was accrued at the annual rate of 0.35%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities for the six months ended November 30, 2006, aggregated $91,151,767 and $236,546,772, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,186. At November 30, 2006, the Fund had an accrued pension liability of $58,035 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and the custodian.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                          MONTH ENDED                      ENDED
                                                       NOVEMBER 30, 2006               MAY 31, 2006
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------

Shares sold.....................................    3,578,157   $  32,214,098    10,769,452   $  97,539,758
Reinvestment of dividends.......................      772,892       6,962,022     1,574,277      14,249,974
                                                  -----------   -------------   -----------   -------------
                                                    4,351,049      39,176,120    12,343,729     111,789,732
Redeemed........................................  (21,280,437)   (191,816,176)  (24,884,377)   (225,250,793)
                                                  -----------   -------------   -----------   -------------
Net decrease....................................  (16,929,388)  $(152,640,056)  (12,540,648)  $(113,461,061)
                                                  ===========   =============   ===========   =============

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the Fund had a net capital loss carryforward of $74,484,201 of which $22,291 will expire on May 31, 2007, $861,334 will expire on May 31, 2008, $296,393 will expire on May 31, 2011, $7,058,042 will expire on May 31,
2012, $25,103,935 will expire on May 31, 2013 and $41,142,206 will expire on May
31, 2014 to offset future capital gains to the extent provided by regulations.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of premium on debt securities and dividend payable.

8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                    FOR THE YEAR ENDED MAY 31
                                         MONTHS ENDED      ------------------------------------------------------
                                       NOVEMBER 30, 2006     2006       2005       2004        2003        2002
                                       -----------------   --------   --------   --------   ----------   --------
                                          (unaudited)
Selected Per Share Data:

Net asset value, beginning of
 period..............................         $8.99           $9.15      $9.44      $9.86        $9.91      $9.96
                                              -----           -----      -----      -----        -----      -----

Income (loss) from investment
 operations:
    Net investment income............          0.16            0.20       0.03       0.03         0.25       0.39%(3)
    Net realized and unrealized gain
    (loss)...........................          0.06           (0.07)      0.07      (0.01)        0.08       0.10%(3)
                                              -----           -----      -----      -----        -----      -----

Total income from investment
 operations..........................          0.22            0.13       0.10       0.02         0.33       0.49
                                              -----           -----      -----      -----        -----      -----

Less dividends from net investment
 income..............................         (0.17)          (0.29)     (0.39)     (0.44)       (0.38)     (0.54)
                                              -----           -----      -----      -----        -----      -----

Net asset value, end of period.......         $9.04           $8.99      $9.15      $9.44        $9.86      $9.91
                                              =====           =====      =====      =====        =====      =====

Total Return+........................          2.47%(1)        1.42%      1.07%      0.18%        3.40%      5.02%

Ratios to Average Net Assets
Total expenses (before expense
 offset).............................          0.85%(2)        0.83%      0.82%      0.71%        0.66%      0.70%

Net investment income................          3.66%(2)        2.63%      1.31%      1.08%        1.51%      2.87%(3)

Supplemental Data:
Net assets, end of period, in
 thousands...........................      $387,740        $537,675   $662,015   $826,238   $1,055,168   $548,274

Portfolio turnover rate..............            21%(1)         133%        47%        71%          85%        77%

---------------------------------------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change was to decrease net investment income per share by $0.24, increase net realized and unrealized gain or loss per share by $0.24 and decrease the ratio of net investment income to average net assets by 2.38%.

                       See Notes to Financial Statements
 16

Morgan Stanley Limited Duration U.S. Government Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                         FOR             WITHHOLD         ABSTAIN          BNV*
                                                      -----------------------------------------------------------
Frank L. Bowman.....................................  31,495,072         903,786             0               0
Kathleen A. Dennis..................................  31,507,716         891,142             0               0
James F. Higgins....................................  31,485,761         913,097             0               0
Joseph J. Kearns....................................  31,488,114         910,744             0               0
Michael F. Klein....................................  31,492,768         906,090             0               0
W. Allen Reed.......................................  31,476,360         922,498             0               0
Fergus Reid.........................................  31,489,493         909,365             0               0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

                                                         FOR             AGAINST          ABSTAIN          BNV*
                                                      -----------------------------------------------------------
Elimination of the fundamental policy restricting
  the Fund's ability to pledge assets...............  30,073,196         848,134          905,363         572,165
Elimination of the fundamental policy restricting
  purchases of securities on margin.................  29,993,439         888,181          945,073         572,165
Elimination of the fundamental policy prohibiting
  investments in oil, gas, and other types of
  minerals or mineral leases........................  30,086,676         784,238          955,779         572,165
Elimination of the fundamental policy regarding
  investments in warrants...........................  30,130,011         754,391          942,291         572,165
Elimination of the fundamental policy prohibiting
  the purchase of common stocks and other
  instruments.......................................  30,154,973         699,813          971,907         572,165

Morgan Stanley Limited Duration U.S. Government Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited) continued

(3) Modify certain fundamental investment restrictions:

                                                            FOR           AGAINST        ABSTAIN         BNV*
                                                         ------------------------------------------------------
Modify fundamental policy regarding diversification....  30,166,225       709,857         950,611       572,165
Modify fundamental policy regarding borrowing money....  29,950,111       842,621       1,033,961       572,165
Modify fundamental policy regarding loans..............  30,012,816       843,367         970,510       572,165
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures
  contracts............................................  30,038,055       811,882         976,756       572,165
Modify fundamental policy regarding issuance of senior
  securities...........................................  30,115,341       783,328         928,024       572,165

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                            FOR           AGAINST        ABSTAIN         BNV*
                                                         ------------------------------------------------------
Reclassification as non-fundamental the fundamental
  policy regarding the short sale of securities........  30,049,597       797,055         980,041       572,165
Reclassification as non-fundamental the fundamental
  policy prohibiting investments in other investment
  companies............................................  30,048,244       793,463         984,986       572,165
Reclassification as non-fundamental the fundamental
  policy on the purchase or sale of puts, calls and
  combinations thereof.................................  29,961,721       862,050       1,002,922       572,165

------------------
* Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
                Limited Duration
U.S. Government Trust

Semiannual Report
November 30, 2006

[MORGAN STANLEY LOGO]

MSLSAN-RA07-00009P-Y11/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
January 18, 2007


                                       3